Long-term investments (Details)			12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2019 CNY (¥)
Long-term investments
Long-term investments	¥ 286,000,000		¥ 217,000,000		¥ 286,000,000			$ 31,000,000
Impairment charge			27,000,000	$ 4,000,000	219,000,000		¥ 0
Investment in equity method investee	85,581,620		133,058,138		85,581,620			19,000,000
Marketable securities, unrealized gain (loss)					182,000,000	$ 29,000,000
Unrealized investment losses of long-term Investments			58,356,978	8,460,966	24,635,329
Fair value	62,000,000		26,000,000		62,000,000			$ 4,000,000
Changes in fair value of investments	12,000,000	$ 2,000,000
Beijing Changba Technology Co., Ltd.
Long-term investments
Impairment charge			¥ 27,000,000	$ 4,000,000	195,000,000
Investment in equity method investee										¥ 185,000,000
Equity ownership percentage							9.02%			9.24%
Unrealized investment losses of long-term Investments					13,000,000	$ 2,000,000
Fair value	¥ 172,000,000				¥ 172,000,000				$ 27,000,000